Income taxes (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Statement [Line Items]
Unrecognized deferred tax liabilities	$ 18,357,000	$ 13,841,000
Unrecognized deferred tax assets	10,862,000	$ 8,494,000
Canadian parent
Statement [Line Items]
Non-capital tax losses	$ 9,511,000
Cayman Island subsidiary
Statement [Line Items]
Income tax rate	0.00%
United States parent
Statement [Line Items]
Non-capital tax losses	$ 277,000